Contract assets and liabilities	12 Months Ended
Dec. 31, 2021
Contract assets and liabilities

6 Contract assets and liabilities

Contracts with customers usually stipulate the timing of payment, which is defined by the terms found within the various contracts under which work was performed during the period. Therefore, contract assets and liabilities are created when the timing of costs incurred on work performed does not coincide with the billing terms.

The Group’s consolidated balance sheets present contract assets which contains earned unbilled revenue associated with contract work that has been completed but not paid by customers, that are generally due once the job is completed and approved.

Contract assets consisted of the following at December 31:

	2021	2020
	US$’000	US$’000

Unbilled revenue	74	202

The Group’s consolidated balance sheets present contract liabilities which contains deferred revenue (previously identified as billings in excess of costs and estimated earnings on uncompleted contracts).

Contract liabilities consisted of the following at December 31:

	2021	2020
	US$’000	US$’000

Deferred revenue	1,076	1,063

The following table provides information about contract assets and contract liabilities from contracts with customers:

	December 31,
	2021	2020
	US$’000	US$’000

Contract assets	74	202
Contract liabilities	(1,076)	(1,063)

Net contract liabilities	(1,002)	(861)

The difference between the opening and closing balances of the Group’s contract assets and contract liabilities primarily results from the timing of the Group’s billings in relation to its performance of work. The amounts of revenue recognized in the period that were included in the opening contract liability balances were US$79,000 and US$1,214,000 for the years ended December 31, 2021 and 2020, respectively. The revenue consists primarily of work performed on previous billings to customers.

The net liabilities position for contracts in process consisted of the following at December 31:

	2021	2020
	US$’000	US$’000

Costs incurred in contracts in process	169	1,904
Estimated earnings	59	-

Cost and estimated earnings on uncompleted contracts	228	1,904
Less: billings to date	(1,230)	(2,765)

	(1,002)	(861)

The net liabilities position for contracts in process is included within the contract asset and contract liability in the accompanying consolidated balance sheets as follows at December 31:

	2021	2020
	US$’000	US$’000

Unbilled revenue	74	202
Deferred revenue	(1,076)	(1,063)

	(1,002)	(861)

Disaggregated revenue from contracts

	Year ended December 31,
	2021	2020	2019
	US$’000	US$’000	US$’000
Revenue
Trading and manufacturing (revenue recognized at point in time)	9,619	9,476	11,877
Engineering (revenue recognized over time)	11,769	3,881	5,522

	21,388	13,357	17,399

ZHEJIANG TIANLAN
Contract assets and liabilities

6 Contract assets, net and liabilities

Contracts with customers usually stipulate the timing of payment, which is defined by the terms found within the various contracts under which work was performed during the period. Therefore, contract assets and liabilities are created when the timing of costs incurred on work performed does not coincide with the billing terms.

The Group’s consolidated balance sheets present contract assets, net which contains earned unbilled revenue associated with contract work that has been completed but not paid by customers, that are generally due once the job is completed and approved.

Contract assets, net consisted of the following at December 31:

	2021	2020
	RMB’000	RMB’000

Unbilled revenue	72,310	94,494

The Group’s consolidated balance sheets present contract liabilities which contain deferred revenue (previously identified as billings in excess of costs and estimated earnings on uncompleted contracts).

Contract liabilities consisted of the following at December 31:

	2021	2020
	RMB’000	RMB’000

Deferred revenue	37,481	47,135

The following table provides information about contract assets, net and contract liabilities from contracts with customers at December 31:

	2021	2020
	RMB’000	RMB’000

Contract assets	72,310	94,494
Contract liabilities	(37,481)	(47,135)

Net contract assets	34,829	47,359

The difference between the opening and closing balances of the Group’s contract assets, net and contract liabilities primarily results from the timing of the Group’s billings in relation to its performance of work.

The net asset position for contracts in process consisted of the following at December 31:

	2021	2020
	RMB’000	RMB’000

Estimated earnings on uncompleted contracts	503,434	406,064
Less: billings to date	(468,605)	(358,705)

	34,829	47,359

Contract assets, net consisted of the following at December 31:

	2021	2020
	RMB’000	RMB’000

Gross contract assets	81,198	102,144
Less: allowance for doubtful accounts	(8,888)	(7,650)

	72,310	94,494